CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Unrealized holding gains on investment securities, tax	$ 64,419	$ 61,452
Other than temporary impairment amortization on HTM securities, tax	3,735	3,735
Cash dividend, per share	$ 0.40	$ 0.40
Accumulated Other Comprehensive Income
Unrealized holding gains on investment securities, tax	$ 64,419